INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2016 CNY (¥)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%	25.00%	25.00%
Period of statute of limitations	3 years
Extended period of statute of limitations	5 years
Temporary difference for which no deferred tax liability recognized	$ 52,100,000	$ 34,500,000
Deferred Tax Assets, Valuation Allowance	130,567,941	$ 126,550,971
Minimum [Member]
INCOME TAXES
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period	$ 15,060			¥ 100,000
PRC [Member]
INCOME TAXES
Percentage of super deduction for research and development in addition to actual expenses deduction	50.00%
Net operating loss carryforwards	$ 272,699,478
PRC [Member] | 2017 [Member]
INCOME TAXES
Net operating loss carryforwards	123,322,586
PRC [Member] | 2018 [Member]
INCOME TAXES
Net operating loss carryforwards	22,371,011
PRC [Member] | 2019 [Member]
INCOME TAXES
Net operating loss carryforwards	60,072,505
PRC [Member] | 2020 [Member]
INCOME TAXES
Net operating loss carryforwards	63,210,580
PRC [Member] | 2021 [Member]
INCOME TAXES
Net operating loss carryforwards	$ 3,722,796
Overseas [Member] | Minimum [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	10.00%
Overseas [Member] | Maximum [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	40.00%
US [Member] | 2032 to 2035 [Member]
INCOME TAXES
Net operating loss carryforwards	$ 20,417,176
ReneSola Jiangsu [Member]
INCOME TAXES
Reduced income tax rate for high-new-technology (as a percent)	15.00%
Rene Sola Bangsheng [Member]
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%
ReneSola Germany [Member]
INCOME TAXES
Net operating loss carryforwards	$ 18,067,167